SHARE OPTIONS AND WARRANTS (Details Narrative)								1 Months Ended	12 Months Ended
	Mar. 28, 2025 $ / shares	Mar. 13, 2024 $ / shares	Mar. 01, 2024 $ / shares	Nov. 24, 2023 $ / shares	Nov. 20, 2023 $ / shares	Oct. 20, 2023 $ / shares	Jul. 26, 2023 $ / shares	Jan. 31, 2025 $ / shares	Mar. 31, 2025 USD ($) shares $ / shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of option were exercised | shares
Fair value charge of share option instruments deemed									$ 1,260,839	$ 1,146,835
Share based payment charge									734,989	1,118,435
Share based payment charge forfeiture									$ 94,283	$ 1,419
Weighted average contractual life of options outstanding									7 years 7 months 24 days	7 years 7 months 6 days
Share options granted | $ / shares	$ 1.50	$ 1.46	$ 1.33	$ 1.65	$ 1.71	$ 1.57	$ 1.53	$ 1.6
Number of warrants granted or exercised | shares									0	0
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Share based payment charge									$ 0	$ 9,065.69
Consideration paid received									$ 563,986
Warrants exercisable price | $ / shares									$ 292.5
Fair value of warrants